(Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
(Loss)/Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted (Loss)/Earnings per Share

The components of the calculation of basic and diluted (loss)/earnings per share for the years ended December 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025
Net Income	6,066	5,034	3,086
Less: Dividends of preferred shares	(6,010)	-	-
Less: Deemed dividend on Series E Shares conversion	(22,426)	-	-
Net (Loss)/Income attributable to common shareholders	(22,370)	5,034	3,086

Earnings per share:
Weighted average common shares outstanding, basic and dilutive	1,798,761	4,626,197	4,626,197
(Loss)/Earnings per share, basic and diluted	(12.44)	1.09	0.67